Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2009 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 18, 2009 Predecessor
Cash flows from operating activities:
Net (loss) earnings	$ (3.4)	$ (55.9)	$ (13.4)	$ 195.3
Adjustments to reconcile net (loss) earnings to net cash provided by operating activities:
Depreciation and amortization expense	6.2	93.9	91.7	57.7
Non-cash interest expense, net	0	6.0	2.1	45.5
Gain on settlement of liabilities subject to compromise	0	0	0	(539.9)
Elimination of Predecessor deferred debt expense and debt discount	0	0	0	42.6
Non-cash fresh-start accounting adjustments	0	0	0	(131.0)
Goodwill impairment charge	0	0	0	284.0
Non-cash write-down of foreign subsidiaries	0	0	0	2.8
Loss from debt retirement	0	33.8	0	0
Non-cash share-based compensation expense	0	1.7	2.8	0.1
Loss (gain) on sale of property and equipment	0	1.0	(0.2)	0
Deferred federal income tax (benefit) provision	(1.3)	(20.8)	(18.8)	65.2
Changes in certain assets and liabilities, net of effects from acquisitions and dispositions:
Accounts receivable, net	13.4	7.5	(9.6)	(0.4)
Inventories	5.6	1.8	(23.4)	44.9
Prepaid and other current assets	3.9	(7.1)	2.8	(13.5)
Accounts payable	(13.1)	(15.8)	22.5	(12.5)
Accrued expenses and taxes	(3.7)	32.7	(4.0)	(14.0)
Long-term assets, liabilities and other, net	(0.8)	2.1	(5.6)	(5.4)
Total adjustments to net (loss) earnings	10.2	136.8	60.3	(173.9)
Net cash provided by operating activities	6.8	80.9	46.9	21.4
Cash flows used in investing activities:
Capital expenditures	(0.5)	(21.1)	(19.8)	(17.9)
Net cash paid for businesses acquired	0	(30.9)	(285.2)	(14.1)
Investment in joint venture	0	(5.3)	0	0
Proceeds from the sale of property and equipment	0	1.3	0.4	2.2
Change in restricted cash and investments	0.6	0.2	1.2	(1.2)
Other, net	(0.2)	0.1	0	(2.9)
Net cash used in investing activities	(0.1)	(55.7)	(303.4)	(33.9)
Cash flows (used in) from financing activities:
Increase in borrowings	0.3	82.8	133.1	64.7
Payment of borrowings	(4.1)	(140.3)	(149.1)	(143.8)
Sale of the 8.5% Senior Notes due 2021	0	500.0	0	0
Net proceeds from borrowings under the Term Loan Facility	0	348.2	0	0
Redemption of the 11% Senior Secured Notes due 2013	0	(753.3)	0	0
Net proceeds from the sale of the 10% Senior Unsecured Notes due 2018	0	0	250.0	0
Fees paid in connection with debt facilities	0	(59.6)	(9.5)	(4.1)
Payment of minimum withholding taxes in connection with vesting of restricted stock	0	(2.7)	0	0
Other, net	0	0.2	0.1	0.2
Net cash (used in) provided by financing activities	(3.8)	(24.7)	224.6	(83.0)
Net change in unrestricted cash and cash equivalents	2.9	0.5	(31.9)	(95.5)
Unrestricted Cash and Cash Equivalents at the beginning of period	86.7	57.7	89.6	182.2
Unrestricted Cash and Cash Equivalents at the end of period	$ 89.6	$ 58.2	$ 57.7